Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2010 Class A	Dec. 31, 2012 Class B	Dec. 31, 2011 Class B	Dec. 31, 2010 Class B
Revenue	$ 132,794		$ 138,726		$ 85,828
Expenses:
Service costs	75,920	[1]	75,433	[1]	48,562	[1]
Sales and marketing	13,057	[1]	14,389	[1]	11,797	[1]
Product development	23,200	[1]	22,603	[1]	16,746	[1]
General and administrative	22,838	[1]	22,653	[1]	17,314	[1]
Amortization of intangible assets from acquisitions	4,728	[2]	5,455	[2]	2,729	[2]
Acquisition and separation related costs	753		1,890
Total operating expenses	140,496		142,423		97,148
Impairment of goodwill	(15,837)
Gain on sales and disposals of intangible assets, net	6,296		9,421		6,772
Income (loss) from operations	(17,243)		5,724		(4,548)
Other income (expense):
Interest income	14		141		76
Interest and line of credit expense	(438)		(604)		(107)
Other	(25)		5		160
Total other income (expense)	(449)		(458)		129
Income (loss) from continuing operations before provision for income taxes	(17,692)		5,266		(4,419)
Income tax expense (benefit)	16,566		2,511		(904)
Net income (loss) from continuing operations	(34,258)		2,755		(3,515)		(9,900)	744	(1,212)	(24,358)	2,011	(2,303)
Income (loss) from discontinued operations, net of tax	(938)		204		472
Net income (loss)	(35,196)		2,959		(3,043)
Dividends paid to participating securities	(657)		(259)		(199)					(657)	(259)	(199)
Net income (loss) applicable to common stockholders	$ (35,853)		$ 2,700		$ (3,242)
Basic and diluted net income (loss) per share applicable to common stockholders:
Continuing operations							$ (1.03)	$ 0.07	$ (0.11)	$ (1.02)	$ 0.07	$ (0.11)
Discontinued operations, net of tax							$ (0.03)	$ 0.01	$ 0.01	$ (0.03)	$ 0.01	$ 0.01
Basic and diluted net income (loss) per share applicable to common stockholders							$ (1.06)	$ 0.08	$ (0.10)	$ (1.05)	$ 0.08	$ (0.10)
Dividends paid per share	$ 0.25		$ 0.08		$ 0.08
Shares used to calculate basic net income (loss) per share:
Shares used to calculate basic net income (loss) per share applicable to common stockholders							9,574	9,928	10,661	24,412	23,358	21,993
Shares used to calculate diluted net income (loss) per share:
Shares used to calculate diluted net income (loss) per share applicable to common stockholders							9,574	9,928	10,661	33,986	35,318	32,654

[1]	Excludes amortization of intangible assets from acquisitions.
[2]	Components of amortization of intangible assets from acquisitions: Service costs $ 2,729 $ 4,515 $ 3,484 Sales and marketing - 897 1,228 General and administrative - 43 16 Total $ 2,729 $ 5,455 $ 4,728